Schedule of Contract Liabilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Other Liabilities Disclosure [Abstract]
Billings in advance of performance obligation under contracts	$ 1,116,089	$ 8,669,448	$ 4,619,690
Billings in advance of performance obligation under contracts	$ 13,481	$ 104,714